Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Temporary differences total	¥ 5,237,041	¥ 5,667,006
Estimated amount of additional deferred tax liability if the undistributed earnings were to be distributed in the future	¥ 328,627	¥ 245,292
Statutory tax rate	30.90%	30.90%	30.90%
Adjustments related to deferred tax assets unrecognized tax benefits	¥ 402,889
Adjustments related to unrecognized tax benefits	¥ 279,486
Minimum corporate income tax rate under pillar two	15.00%